Northern Lights Fund Trust II

Innealta Capital Country Rotation Fund and Innealta Capital Sector Rotation Fund,

each a series of the Registrant

Incorporated herein by reference is the definitive version of the prospectus for the Innealta Capital Country Rotation Fund and Innealta Capital Sector Rotation Fund pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on October 4, 2013 (SEC Accession No. 0000910472-13-004159).